Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

15. Accrued Expenses and Other Current Liabilities

	As of December 31,
	2016	2017
	RMB	RMB
Accrued advertising expense	511,394	621,238
Accrued shipping and handling expenses	624,699	336,580
Accrued payroll and social benefit	707,467	801,553
Deposits from delivery service providers	152,494	150,035
Taxes payables (Note a)	602,671	767,518
Accrued rental expenses	64,829	67,869
Accrued administrative expenses	170,708	229,795
Amounts received on behalf of third-party merchants (Note b)	302,486	300,264
Interest payable	18,529	17,356
Others	167,322	244,943

Total	3,322,599	3,537,151

Note a:	Amounts represent income tax payable, VAT and related surcharges and PRC individual income tax of employees withheld by the Company.
Note b:	Amounts relate to the cash collected on behalf of third-party merchants which the Group provides platform access for sales of their products.